Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Revenues		$ 19,605	$ 12,917	$ 9,646		$ 8,072	$ 9,852	$ 7,857	$ 22,563	$ 17,709	$ 42,168	$ 25,781	$ 37,343	$ 25,461
Contract assets		24,313	21,776	18,460	$ 18,000				21,776		24,313		18,000	11,700	$ 6,186
Related Party
Related Party Transaction [Line Items]
Revenues				973				$ 654
Related Party | Transactions with Equity Method Investees
Related Party Transaction [Line Items]
Revenues	$ 2,970				3,253
Equity Method Investee | Transactions with Equity Method Investees
Related Party Transaction [Line Items]
Accounts receivable		763	913	626	1,821				913		763		1,821	1,071
Notes receivable		5,351	5,267		0				5,267		5,351		0
Contract assets					0								0	60
Purchases and open accounts payable		$ 635	$ 1,879	$ 3,048	$ 3,195				$ 1,879		$ 635		$ 3,195	$ 2,575